SA Index Allocation 60-40 Portfolio Average Annual Total Returns		12 Months Ended	60 Months Ended	92 Months Ended	99 Months Ended	107 Months Ended	111 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	15.72%	17.88%	14.42%	15.06%	14.60%	14.97%	15.17%	14.82%
SA Idx Alloc 60/40 Blended Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		14.04%	7.59%			8.83%
Class 1
Prospectus [Line Items]
Average Annual Return, Percent		13.36%	7.26%			8.44%
Performance Inception Date	Feb. 06, 2017
Class 3
Prospectus [Line Items]
Average Annual Return, Percent		13.13%	6.99%			8.17%
Performance Inception Date	Feb. 06, 2017